SUBSEQUENT EVENTS:	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS:
SUBSEQUENT EVENTS:

NOTE 21 — SUBSEQUENT EVENTS:

In January 2022, we acquired all outstanding shares of Tapjoy Inc. (“Tapjoy”), which provides mobile marketing and monetization services to publishers. The total estimated consideration was approximately $400 million. The purchase price was paid predominantly in cash but also included the assumption of outstanding equity awards held by the acquired company’s employees. We will include the financial results of Tapjoy in the consolidated financial statements from the date of acquisition. Due to the timing of the transaction closing date, the initial accounting for the business combination is incomplete and the purchase price allocation is considered preliminary. As a result, we were unable to provide the amounts recognized as of the acquisition date for the major classes of assets acquired and liabilities assumed, including the information required for valuation of intangible assets and goodwill. We expect to finalize the purchase price allocation valuation as soon as practicable, but no later than one year from the acquisition date.